Reserves (Tables)	12 Months Ended
Jun. 30, 2025
Reserves [Abstract]
Movement of Reserve Within Equity

Year ended 30 June 2025	Financial asset reserve $’000	Foreign currency translation reserve $’000	Share based payments reserve $’000	Total $’000
At the beginning of the financial year	(1,739)	(10,843)	591	(11,991)
Financial assets at fair value through other comprehensive income	34	–	–	34
Foreign exchange differences on translation of foreign operations	–	8,843	–	8,843
Share based payments	–	–	2,645	2,645
Transfers and other movements	–	–	(300)	(300)
At the end of the financial year	(1,705)	(2,000)	2,936	(769)

Year ended 30 June 2024
At the beginning of the financial year	(1,544)	8,327	5,990	12,773
Financial assets at fair value through other comprehensive income	3,827	–	–	3,827
Foreign exchange differences on translation of foreign operations	–	(19,170)	–	(19,170)
Share based payments	–	–	(237)	(237)
Transfers and other movements	(4,022)	–	(5,162)	(9,184)
At the end of the financial year	(1,739)	(10,843)	591	(11,991)

Year ended 30 June 2023
At the beginning of the financial year	–	11,789	1,762	13,551
Financial assets at fair value through other comprehensive income	(1,544)	–	–	(1,544)
Foreign exchange differences on translation of foreign operations	–	(3,462)	–	(3,462)
Share based payments	–	–	4,320	4,320
Transfers and other movements	–	–	(92)	(92)
At the end of the financial year	(1,544)	8,327	5,990	12,773